SEGMENT INFORMATION - Schedule of Non-current Assets Other Than Deferred Tax Assets by Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 2,226,293	$ 2,171,421
Europe
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	1,036,431	987,114
North America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	561,088	581,323
Latin America
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	508,600	485,455
New Markets
Disclosure of geographical areas [line items]
Non-current other than deferred tax assets	$ 120,174	$ 117,529